Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue [line items]
Revenue		$ 72,949	$ 41,505	$ 755
Research tax credit subsidy	$ 5,300	6,644	6,447	6,582
Other subsidies and other		0	1,265	1,856
Other income		6,644	7,712	8,438
Total revenues and other income		79,592	49,217	9,193
France [Member]
Disclosure of revenue [line items]
Revenue		$ 72,949	$ 41,505	$ 755